Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,416	€ 6,682	€ 7,631
Deferred tax liabilities	2,620	2,908	€ 2,674
Deferred tax liabilities (assets) offset	(2,303)	(2,771)
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	208	323
Deferred tax liabilities	1,678	2,115
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	421	520
Deferred tax liabilities	1,028	1,203
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,493	1,730
Deferred tax liabilities	12	7
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	693	832
Deferred tax liabilities	514	385
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	6
Deferred tax liabilities	268	414
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	288	273
Deferred tax liabilities	12	197
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	15
Deferred tax liabilities	918	800
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	909	796
Other concepts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	483	615
Deferred tax liabilities	493	558
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,530	5,110
Deferred tax liabilities	4,923	5,679
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,227	2,339
Deferred tax liabilities	€ 2,620	€ 2,908